Risk management	12 Months Ended
Dec. 31, 2023
Risk management
Risk management
27.	Risk management

The main risks that could adversely affect the Group’s financial assets, liabilities or future cash flows are foreign exchange risk, liquidity and credit risk. Management reviews and approves policies for managing each of the risks which are summarized below.

Foreign exchange risk

Foreign exchange risk is the risk that fluctuations in exchange rates will adversely affect items in the Group’s consolidated statement of comprehensive income, statement of financial position and/or cash flows. Foreign currency denominated assets and liabilities give rise to foreign exchange exposure.

Foreign currency sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in the US Dollar and Euro exchange rates against the Ruble, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the carrying amount of monetary assets and liabilities denominated in US Dollars, Euro and Rubles when these currencies are not functional currencies of the respective Group subsidiaries. The Group’s continuing operations exposure to foreign currency changes for all other currencies is not material.

		change in the	Effect on profit before tax
		exchange rate	Gain/(loss)
2023	USD	+10%	304
		-10%	(304)
	EUR	+10%	543
		-10%	(543)

2022	USD	+10%	263
		-10%	(263)

Liquidity risk and capital management

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. The Group seeks to maintain a stable funding base primarily consisting of agents’ deposits and debt. The deposits received from agents are due on demand, but are usually offset against future payments processed through agents. The Group expects that agents’ deposits will continue to be offset against future payments and not be called by the agents. The Group has sufficient cash balances and keeps it in diversified portfolios of liquid instruments such as foreign government bonds, overnight placements in high-rated commercial banks, in order to be able to respond timely and steadily to unforeseen liquidity requirements.

The Group had a Bank as a subsidiary in its structure. According to CBR requirements, a bank’s capital calculated based on CBR instruction should be not less than certain portion of its risk-adjusted assets. As of December 31, 2023, QIWI Bank JSC’s capital ratio is above the minimal level required of 8%. The Group monitors the fulfillment of requirements on a daily basis and sends the reports to CBR on a monthly basis. As of the years ended December 31, 2023 and 2022 QIWI Bank JSC met the capital adequacy requirements.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. Capital includes share capital, share premium, additional paid-in capital, other reserves and translation reserve. To maintain or adjust the capital structure, the Group may make dividend payments to shareholders or issue new shares. The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments.

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	248	—	248	—
Lease liabilities	34	—	26	8
Trade and other payables	5,548	5,548	—	—
Total as of December 31, 2023	5,830	5,548	274	8
27.	Risk management (continued)

Liquidity risk and capital management (continued)

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	4,251	—	4,251	—
Lease liabilities	472	—	317	155
Trade and other payables	33,048	33,048	—	—
Customer accounts and amounts due to banks	11,203	11,203	—	—
Financial guarantees	1,000	—	500	500
Undrawn credit commitments	1,618	1,618	—	—
Total as of December 31, 2022	51,592	45,869	5,068	655

Credit risk

Financial assets of the Group, which potentially subject it to credit risk, comprise principally trade receivables, loans issued, cash and debt securities. The Group sells services on a prepayment basis or ensures that its receivables are from large merchants and agents with sufficient and appropriate credit history. The Group’s receivables from merchants and others, except for agents, are generally non-interest-bearing and do not require collateral. Receivables from agents are interest-bearing and unsecured. The Group holds cash primarily with reputable international banks, which management considers having minimal risk of default. Debt securities include foreign government bonds.

The Group evaluates the concentration of risk with respect to trade and other receivables on a regular basis. The customers are located in several jurisdictions and industries and operate in largely independent markets. The table below demonstrates the largest counterparties’ balances, as a percentage of respective totals:

	Trade and other receivables
	As of December 31,	As of December 31,
	2022	2023
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	31%	46%
Others	69%	54%

The management established a credit committee that develops and approves general principles for lending and takes special measures to mitigate credit risk such as a reduction of the credit limits for unreliable clients and more advanced scoring models for the new borrowers. See Note 10 for the carrying amount of loans issued and the maximum amount exposed to the credit risk for this type of assets.

The calculation of ECLs incorporates forward-looking information. The Group performs historical analysis and identifies the key economic variables impacting credit risk and ECLs for each portfolio. The impact of these economic variables on the ECL is determined by performing statistical regression analysis in order to understand the way how changes in these variables historically impacted default rates. Having performed this analysis, management believes that such forward-looking information does not significantly affect the amount of ECLs recognized in the consolidated financial statements.

Market risk

The Group is exposed to market risks by holding the trading portfolio of bonds. The market risk management is aimed to keep the level of market risk assumed by the Group in accordance with the Group’s strategy. The Group manages its market risks both on a portfolio and individual basis. The most commonly used tools are VAR (value at risk) and stop-loss limits, which are set by the Group’s risk appetite and Group’s portfolio investment guidelines approved by the BOD.

27.	Risk management (continued)

Market risk (continued)

An analysis of the sensitivity of changes in the fair value of financial instruments at fair value through other comprehensive income due to changes in the interest rates, based on positions existing as of December 31, 2023 and 2022 and a simplified scenario of a 100 bp symmetrical fall or rise in all yield curves, is as follows:

	Other comprehensive income/(loss)
	As of December 31,	As of December 31,
	2022	2023
100 bp rise of interest rate	(242)	(9)
100 bp fall of interest rate	242	9